Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of Share-based Payments Under IFRS 2
The charge for share-based payments under IFRS 2 arises across the following schemes:

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
2019 Equity Incentive Plan	922	635	–
2019 NED Equity Incentive Plan	167	160	–
2015 Plan	3	63	806
Mereo BioPharma Group plc Share Option Plan	376	685	1,064
Long Term Incentive Plan	90	93	320
Deferred Bonus Share Plan	–	–	–

	1,558	1,636	2,190

Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the 2019 EIP and 2019 NED EIP during the year:

	2020 EIP		2020 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2020	798,050	4.29	77,000	4.2
Granted during the year	1,167,836	2.00	77,000	1.84
Cancelled during the year	(406)	5.4	—	—
Forfeited during the year	(397,607)	2.87	(4,584)	1.84
Exercised during the year	—	—	—	—

Outstanding at December 31	1,567,873	2.94	149,416	3.06

Exercisable at December 31, 2020	259,829	4.42	138,412	3.15

	2019 EIP		2019 NED EIP
	Options over ADS Number	WAEP $	Options over ADS Number	WAEP $
Outstanding at January 1, 2019	—	—	—	—
Granted during the year	801,200	4.29	77,000	4.2
Cancelled during the year	(3,150)	5.4	—	—
Forfeited during the year	—	—	—	—
Exercised during the year	—	—	—	—

Outstanding at December 31	798,050	4.29	77,000	4.2

Exercisable at December 31	—	—	38,478	4.2

Summary of Number and Movements in Long Term Incentive Plan Options
The expense recognized for employee services received during the year to December 31, 2020 was £0.1 million (2019: £0.1 million).

	2020 Number	2019 Number	2018 Number
Granted during the year	—	—	—
Cancelled during the year	—	—	—
Lapsed during the year	(427,324)	(241,374)	—
Outstanding at December 31	482,748	910,072	1,151,446

Exercisable at December 31	—	—	—

Summary of Weighted Average Inputs to the Models Used for the Fair Value of Share Options Granted
The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2020:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	67	68
Risk-free interest rate (%)	0.59	0.64
Expected life of share options (years)	10	10
Market price of ADS’s ($)	1.99	1.84
Model used	Black Scholes	Black Scholes

The following tables list the weighted average inputs to the models used for the fair value of share options granted during the year ended December 31, 2019:

	EIP 2019 grants	NED EIP 2019 grants
Expected volatility (%)	66	66
Risk-free interest rate (%)	0.95	0.97
Expected life of share options (years)	10	10
Market price of ordinary shares (£)	0.66	0.63
Model used	Black Scholes	Black Scholes
During the year ended December 31, 2019, no grants were issued under any other scheme.

Mereo BioPharma Group plc Share Option Plan [member]
Statement [LineItems]
Summary of Number and Weighted Average Exercise Prices (WAEP) of, and Movements in, Options
The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, options for the Option Plan during the year:

	2020		2019
	Number	WAEP £	Number	WAEP £
Outstanding at beginning of the year	1,524,065	3.07	1,881,555	3.10
Granted during the year	—	—	—	—
Cancelled during the year	—	—	—	—
Forfeited during the year	(112,670)	3.03	(357,490)	3.21
Outstanding at December 31	1,411,395	3.14	1,524,065	3.07

Exercisable at December 31	1,210,410	3.01	40,141	3.03